Convertible Preferred Stock (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Convertible Preferred Stock [Abstract]
Schedule of Convertible Preferred Stock

Convertible preferred stock as of March 31, 2025 and December 31, 2024 consisted of the following:

	Shares Authorized	Share Issued and Outstanding	Liquidation Preference	Carrying Amount	Original Issue Price
New Series A	4,350,314	4,350,314	$5,307	$5,231	$1.22
New Series B	5,293,175	5,293,175	$13,815	$13,701	$2.61
New Series C	7,358,151	6,670,703	$37,623	$37,476	$5.64
New Series C-1	1,549,742	1,549,742	$7,439	$8,741	$4.80
	18,551,382	17,863,934	$64,184	$65,149

Convertible preferred stock as of December 31, 2024 and December 31, 2023 consisted of the following:

	Shares Authorized	Share Issued and Outstanding	Liquidation Preference	Carrying Amount	Original Issue Price
New Series A	4,350,314	4,350,314	$5,307	$5,231	$1.22
New Series B	5,293,175	5,293,175	$13,815	$13,701	$2.61
New Series C	7,358,151	6,670,703	$37,623	$37,476	$5.64
New Series C-1	1,549,742	1,549,742	$7,439	$8,741	$4.80
	18,551,382	17,863,934	$64,184	$65,149